SA Multi-Managed Large Cap Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%	16.99%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	19.78%	9.93%	14.97%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	19.62%	9.76%	14.80%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	19.51%	9.66%	14.68%